Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000892657
Johnson International Fund (Prospectus Summary) | Johnson International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson International Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2.48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.48%
Expense Example, Heading	rr_ExpenseExampleHeading

Example

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities (common and preferred stocks) of foreign companies (possibly including emerging market securities) that the Adviser believes offer opportunities for capital growth. The Adviser seeks to find foreign companies offering a combination of strong growth, attractive valuation and improving profitability. The Adviser looks for companies with quality characteristics such as strong management, healthy balance sheets, sustainable competitive advantages and positive growth criteria such as increasing revenues, cash flow and earnings. The Adviser expects to invest primarily in foreign companies whose equity securities are traded on U.S. stock exchanges or whose securities are available through the use of American Depositary Receipts (ADRs). The Fund may also invest in exchange-traded funds (ETFs) that invest primarily in foreign equity securities. The Fund may sell a security if the security reaches the Adviser's valuation target, if the Adviser believes the company's fundamentals have changed, or if the company is not performing as expected.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund's returns may vary and you could lose money.

Company Risk - The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk - The Fund value might decrease in response to general market and economic conditions.

Volatility Risk - Common stocks tend to be more volatile than other investment choices.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Small and Medium Sized Company Risk - In addition, the stocks of small-sized and medium sized companies are subject to certain risks including:

♦       Possible dependence on a limited product line, limited financial resources or a limited management group.

♦       Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

♦       Greater fluctuation in value than larger, more established company stocks.

Risks of Exchange Traded Funds - Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Foreign Investing Risk - There may be less information publicly-available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

Emerging Market Country Risk - The risk associated with investment in foreign securities is heightened in connection with investments in the securities of issuers in emerging markets, as these markets are generally more volatile than the markets of developed countries and may be subject to greater social, economic and political uncertainty and instability.

Preferred Stock Risk - Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Unsponsored ADR Risk - The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns may vary and you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Average Annual Total Returns
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows the Fund's returns from year to year since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the International Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows the Fund's returns from year to year since the Fund's inception.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 25.92% in the second quarter of 2009, and the lowest return was -21.75% in the third quarter of 2011.
Performance Table, Heading	rr_PerformanceTableHeading

Average Annual Total Returns For the Periods ended December 31, 2017

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

The MSCI ACWI ex US Index is the primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Johnson International Fund (Prospectus Summary) | Johnson International Fund | MSCI ACWI ex US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex US Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 2008
Johnson International Fund (Prospectus Summary) | Johnson International Fund | Johnson International Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2009	rr_AnnualReturn2009	35.32%
Annual Return 2010	rr_AnnualReturn2010	12.00%
Annual Return 2011	rr_AnnualReturn2011	(14.61%)
Annual Return 2012	rr_AnnualReturn2012	16.80%
Annual Return 2013	rr_AnnualReturn2013	14.81%
Annual Return 2014	rr_AnnualReturn2014	(1.16%)
Annual Return 2015	rr_AnnualReturn2015	(6.38%)
Annual Return 2016	rr_AnnualReturn2016	3.00%
Annual Return 2017	rr_AnnualReturn2017	20.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.75%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 2008
Johnson International Fund (Prospectus Summary) | Johnson International Fund | Johnson International Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 2008
Johnson International Fund (Prospectus Summary) | Johnson International Fund | Johnson International Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 2008